Revenue - Summary Of Total Revenue (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue	$ 11,519	$ 6,803	$ 12,602	$ 11,692
Revenue, Percentage	100.00%	100.00%	100.00%	100.00%
Autonomy Solutions [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 9,587	$ 4,373	$ 9,666	$ 7,236
Revenue, Percentage	83.00%	64.00%	77.00%	62.00%
Other Component Sales [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 1,932	$ 2,430	$ 2,936	$ 4,456
Revenue, Percentage	17.00%	36.00%	23.00%	38.00%
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 2,076	$ 4,373	$ 9,666	$ 7,236
Revenue, Percentage	18.00%	64.00%	77.00%	62.00%
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 9,443	$ 2,430	$ 2,936	$ 4,456
Revenue, Percentage	82.00%	36.00%	23.00%	38.00%
North America [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 3,198	$ 5,606	$ 10,453	$ 9,408
Revenue, Percentage	28.00%	82.00%	83.00%	80.00%
Asia Pacific [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 720	$ 433	$ 469	$ 140
Revenue, Percentage	6.00%	6.00%	4.00%	1.00%
Europe East And Asia [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 7,601	$ 764	$ 1,680	$ 2,144
Revenue, Percentage	66.00%	12.00%	13.00%	19.00%